                                                                                                                        November 7, 2011

SUPPLEMENT TO CURRENT

            PROSPECTUS

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            The following information supersedes and replaces any contrary information contained in the section of the Fund’s prospectus entitled “Shareholder Guide-Buying and Selling Shares.”

            To purchase additional shares in a regular account, mail a check, payable to The Dreyfus Family of Funds (with an account number on your check), together with an investment slip to:

                                                The Dreyfus Family of Funds

                                                P.O. Box 9879

                                                Providence, Rhode Island 02940-8079